Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 248,000
Previously Paid Amount	0.00
Total Fee Amount	37.97
Total Offset Amount	0.00
Net Fee	37.97
Narrative - Max Aggregate Offering Price	$ 248,000
Final Prospectus	true